Trade Payables	12 Months Ended
Dec. 31, 2014
Trade Payables
10.	Trade Payables
Trade payables are summarized as follows:

	December 31
	2014	2013
	(Millions of yen)
Notes	¥14,112	¥8,005
Accounts	296,102	299,152

	¥310,214	¥307,157